Average Annual Total Returns	0 Months Ended
	Dec. 01, 2011
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
10 Year	3.26%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class
Average Annual Return:
1 Year	11.72%
5 Year	1.95%
10 Year	2.12%
Inception Date of Share Class	Dec. 31, 2001
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.48%
5 Year	0.92%
10 Year	1.16%
Inception Date of Share Class	Dec. 31, 2001
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.91%
5 Year	1.61%
10 Year	1.61%
Inception Date of Share Class	Dec. 31, 2001
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Social Sustainability Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
Performance Since	5.82%	[1]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Social Sustainability Fund) | Administrator Class
Average Annual Return:
1 Year	7.45%
Performance Since	4.45%	[1]
Inception Date of Share Class	Sep. 30, 2008
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Social Sustainability Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	7.28%
Performance Since	4.31%	[1]
Inception Date of Share Class	Sep. 30, 2008
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Social Sustainability Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.07%
Performance Since	3.79%	[1]
Inception Date of Share Class	Sep. 30, 2008
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class
Average Annual Return:
1 Year	17.19%
5 Year	1.45%
10 Year	2.73%
Inception Date of Share Class	Jun. 30, 2003
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.19%
5 Year	1.02%
10 Year	2.26%
Inception Date of Share Class	Jun. 30, 2003
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.18%
5 Year	1.10%
10 Year	2.13%
Inception Date of Share Class	Jun. 30, 2003
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class
Average Annual Return:
1 Year	17.90%
5 Year	1.23%
10 Year	1.40%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.90%
5 Year	1.08%
10 Year	1.17%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.63%
5 Year	1.02%
10 Year	1.15%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.64%
5 Year	3.88%
10 Year	0.30%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class
Average Annual Return:
1 Year	26.61%
5 Year	9.22%
10 Year	2.20%
Inception Date of Share Class	Aug. 30, 2002
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	26.61%
5 Year	9.22%
10 Year	2.19%
Inception Date of Share Class	Aug. 30, 2002
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	17.29%
5 Year	8.03%
10 Year	1.89%
Inception Date of Share Class	Aug. 30, 2002
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class
Average Annual Return:
1 Year	16.88%
5 Year	3.67%
10 Year	(1.67%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.88%
5 Year	3.66%
10 Year	(1.67%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.97%
5 Year	3.15%
10 Year	(1.40%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.64%
5 Year	3.88%
10 Year	0.30%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class
Average Annual Return:
1 Year	19.31%
5 Year	7.78%
10 Year	3.37%
Inception Date of Share Class	Jan. 13, 1997
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	19.31%
5 Year	7.75%
10 Year	3.36%
Inception Date of Share Class	Jan. 13, 1997
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.55%
5 Year	6.74%
10 Year	2.92%
Inception Date of Share Class	Jan. 13, 1997
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class
Average Annual Return:
1 Year	15.06%
5 Year	6.38%
10 Year	1.96%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.99%
5 Year	6.30%
10 Year	1.91%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.86%
5 Year	5.50%
10 Year	1.67%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Administrator Class
Average Annual Return:
1 Year	18.32%
5 Year	4.75%
10 Year	0.25%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	18.27%
5 Year	4.31%
10 Year	none
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.97%
5 Year	3.97%
10 Year	0.14%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class
Average Annual Return:
1 Year	12.72%
5 Year	2.30%
10 Year	1.69%
Inception Date of Share Class	Feb. 21, 1995
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.58%
5 Year	1.52%
10 Year	1.20%
Inception Date of Share Class	Feb. 21, 1995
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.43%
5 Year	1.95%
10 Year	1.39%
Inception Date of Share Class	Feb. 21, 1995
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
Performance Since	(0.49%)	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class
Average Annual Return:
1 Year	17.95%
Performance Since	4.05%	[2]
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.77%
Performance Since	3.66%	[2]
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.90%
Performance Since	3.34%	[2]
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
Performance Since	(2.30%)	[3]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class
Average Annual Return:
1 Year	12.16%
Performance Since	(4.36%)	[3]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.99%
Performance Since	(4.54%)	[3]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.11%
Performance Since	(3.71%)	[3]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Class R) | (Wells Fargo Advantage Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.64%
5 Year	3.88%
10 Year	0.30%
(WFA Large Cap Stock Funds - Class R) | (Wells Fargo Advantage Omega Growth Fund) | Class R
Average Annual Return:
1 Year	18.65%
5 Year	7.23%
10 Year	2.85%
Inception Date of Share Class	Oct. 10, 2003
(WFA Large Cap Stock Funds - Class R) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	37.21%
5 Year	1.63%
10 Year	(3.99%)
(WFA Large Cap Stock Funds - Class R) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class R
Average Annual Return:
1 Year	34.66%
5 Year	2.30%
10 Year	(2.61%)
Inception Date of Share Class	Oct. 10, 2003
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
10 Year	3.26%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class
Average Annual Return:
1 Year	11.82%
5 Year	2.05%
10 Year	2.17%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.54%
5 Year	1.00%
10 Year	1.20%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.02%
5 Year	1.68%
10 Year	1.65%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class
Average Annual Return:
1 Year	17.42%
5 Year	1.65%
10 Year	2.84%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.42%
5 Year	1.21%
10 Year	2.37%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.32%
5 Year	1.27%
10 Year	2.22%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class
Average Annual Return:
1 Year	18.15%
5 Year	1.43%
10 Year	1.50%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	18.15%
5 Year	1.27%
10 Year	1.27%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.80%
5 Year	1.18%
10 Year	1.24%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.64%
5 Year	3.88%
10 Year	0.30%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class
Average Annual Return:
1 Year	26.83%
5 Year	9.39%
10 Year	2.40%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	26.83%
5 Year	9.39%
10 Year	2.39%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	17.44%
5 Year	8.18%
10 Year	2.07%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class
Average Annual Return:
1 Year	17.00%
5 Year	3.69%
10 Year	(1.66%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.00%
5 Year	3.69%
10 Year	(1.66%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.05%
5 Year	3.17%
10 Year	(1.39%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.64%
5 Year	3.88%
10 Year	0.30%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class
Average Annual Return:
1 Year	19.43%
5 Year	7.80%
10 Year	3.38%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	19.43%
5 Year	7.77%
10 Year	3.37%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.63%
5 Year	6.76%
10 Year	2.93%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class
Average Annual Return:
1 Year	15.32%
5 Year	6.60%
10 Year	2.17%
Inception Date of Share Class	Jun. 30, 1999
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.26%
5 Year	6.52%
10 Year	2.12%
Inception Date of Share Class	Jun. 30, 1999
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.03%
5 Year	5.69%
10 Year	1.86%
Inception Date of Share Class	Jun. 30, 1999
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Institutional Class
Average Annual Return:
1 Year	18.48%
5 Year	4.90%
10 Year	0.40%
Inception Date of Share Class	Nov. 24, 1997
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	18.44%
5 Year	4.46%
10 Year	0.15%
Inception Date of Share Class	Nov. 24, 1997
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.06%
5 Year	4.11%
10 Year	0.26%
Inception Date of Share Class	Nov. 24, 1997
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class
Average Annual Return:
1 Year	12.82%
5 Year	2.31%
10 Year	1.70%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.67%
5 Year	1.54%
10 Year	1.20%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.49%
5 Year	1.96%
10 Year	1.39%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
Performance Since	(0.49%)	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class
Average Annual Return:
1 Year	18.11%
Performance Since	4.16%	[2]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.93%
Performance Since	3.77%	[2]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.01%
Performance Since	3.43%	[2]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
Performance Since	(2.30%)	[3]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class
Average Annual Return:
1 Year	12.37%
Performance Since	(4.15%)	[3]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.17%
Performance Since	(4.33%)	[3]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.28%
Performance Since	(3.53%)	[3]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
10 Year	3.26%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class
Average Annual Return:
1 Year	11.26%
5 Year	1.56%
10 Year	1.75%
Inception Date of Share Class	Jul. 01, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.10%
5 Year	0.60%
10 Year	0.92%
Inception Date of Share Class	Jul. 01, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.51%
5 Year	1.27%
10 Year	1.35%
Inception Date of Share Class	Jul. 01, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class
Average Annual Return:
1 Year	16.77%
5 Year	1.02%
10 Year	2.38%
Inception Date of Share Class	Sep. 13, 2002
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.77%
5 Year	0.59%
10 Year	1.91%
Inception Date of Share Class	Sep. 13, 2002
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.90%
5 Year	0.74%
10 Year	1.83%
Inception Date of Share Class	Sep. 13, 2002
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.64%
5 Year	3.88%
10 Year	0.30%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class
Average Annual Return:
1 Year	26.14%
5 Year	8.72%
10 Year	1.75%
Inception Date of Share Class	Dec. 31, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	26.14%
5 Year	8.72%
10 Year	1.74%
Inception Date of Share Class	Dec. 31, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	16.99%
5 Year	7.59%
10 Year	1.50%
Inception Date of Share Class	Dec. 31, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class
Average Annual Return:
1 Year	16.76%
5 Year	3.64%
10 Year	(1.68%)
Inception Date of Share Class	Dec. 30, 1981
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.76%
5 Year	3.64%
10 Year	(1.68%)
Inception Date of Share Class	Dec. 30, 1981
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.89%
5 Year	3.13%
10 Year	(1.41%)
Inception Date of Share Class	Dec. 30, 1981
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class
Average Annual Return:
1 Year	14.77%
5 Year	6.23%
10 Year	1.80%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.75%
5 Year	6.18%
10 Year	1.78%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.63%
5 Year	5.37%
10 Year	1.55%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
Performance Since	(2.30%)	[3]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class
Average Annual Return:
1 Year	11.65%
Performance Since	(4.71%)	[3]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.50%
Performance Since	(4.87%)	[3]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.74%
Performance Since	(3.99%)	[3]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Company Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Year	1.28%
10 Year	3.26%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A
Average Annual Return:
1 Year	4.99%
5 Year	0.39%
10 Year	1.15%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	4.81%
5 Year	(0.57%)
10 Year	0.30%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.46%
5 Year	0.28%
10 Year	0.82%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class C
Average Annual Return:
1 Year	9.45%
5 Year	0.90%
10 Year	1.08%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Social Sustainability Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
Performance Since	5.82%	[1]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Social Sustainability Fund) | Class A
Average Annual Return:
1 Year	1.07%
Performance Since	1.48%	[1]
Inception Date of Share Class	Sep. 30, 2008
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Social Sustainability Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.96%
Performance Since	1.43%	[1]
Inception Date of Share Class	Sep. 30, 2008
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Social Sustainability Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.83%
Performance Since	1.26%	[1]
Inception Date of Share Class	Sep. 30, 2008
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Social Sustainability Fund) | Class C
Average Annual Return:
1 Year	5.37%
Performance Since	3.41%	[1]
Inception Date of Share Class	Sep. 30, 2008
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A
Average Annual Return:
1 Year	10.10%
5 Year	(0.08%)
10 Year	1.82%
Inception Date of Share Class	Jul. 31, 2007
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	10.10%
5 Year	(0.51%)
10 Year	1.35%
Inception Date of Share Class	Jul. 31, 2007
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.56%
5 Year	(0.20%)
10 Year	1.34%
Inception Date of Share Class	Jul. 31, 2007
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class C
Average Annual Return:
1 Year	14.95%
5 Year	0.42%
10 Year	1.80%
Inception Date of Share Class	Jul. 31, 2007
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A
Average Annual Return:
1 Year	10.68%
5 Year	(0.23%)
10 Year	0.64%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	10.68%
5 Year	(0.38%)
10 Year	0.42%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.94%
5 Year	(0.23%)
10 Year	0.51%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class B
Average Annual Return:
1 Year	11.64%
5 Year	(0.21%)
10 Year	0.71%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class C
Average Annual Return:
1 Year	15.64%
5 Year	0.22%
10 Year	0.48%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.64%
5 Year	3.88%
10 Year	0.30%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Growth Fund) | Class A
Average Annual Return:
1 Year	19.00%
5 Year	7.59%
10 Year	1.19%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	19.00%
5 Year	7.59%
10 Year	1.18%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.35%
5 Year	6.58%
10 Year	1.02%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Growth Fund) | Class C
Average Annual Return:
1 Year	24.32%
5 Year	8.06%
10 Year	1.01%
Inception Date of Share Class	Dec. 26, 2002
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A
Average Annual Return:
1 Year	10.13%
5 Year	2.44%
10 Year	(2.25%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	10.13%
5 Year	2.43%
10 Year	(2.25%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.59%
5 Year	2.09%
10 Year	(1.88%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class C
Average Annual Return:
1 Year	14.98%
5 Year	2.95%
10 Year	(2.35%)
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.64%
5 Year	3.88%
10 Year	0.30%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A
Average Annual Return:
1 Year	12.15%
5 Year	6.23%
10 Year	2.48%
Inception Date of Share Class	Apr. 29, 1968
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	12.15%
5 Year	6.21%
10 Year	2.47%
Inception Date of Share Class	Apr. 29, 1968
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.90%
5 Year	5.38%
10 Year	2.14%
Inception Date of Share Class	Apr. 29, 1968
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class B
Average Annual Return:
1 Year	13.08%
5 Year	6.39%
10 Year	2.57%
Inception Date of Share Class	Aug. 02, 1993
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class C
Average Annual Return:
1 Year	17.08%
5 Year	6.70%
10 Year	2.34%
Inception Date of Share Class	Aug. 02, 1993
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A
Average Annual Return:
1 Year	8.30%
5 Year	5.06%
10 Year	1.27%
Inception Date of Share Class	Jan. 20, 1998
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	8.28%
5 Year	5.02%
10 Year	1.25%
Inception Date of Share Class	Jan. 20, 1998
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.42%
5 Year	4.35%
10 Year	1.08%
Inception Date of Share Class	Jan. 20, 1998
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class B
Average Annual Return:
1 Year	9.04%
5 Year	5.23%
10 Year	1.36%
Inception Date of Share Class	Sep. 11, 1935
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class C
Average Annual Return:
1 Year	13.07%
5 Year	5.55%
10 Year	1.13%
Inception Date of Share Class	Jan. 22, 1998
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Year	3.75%
10 Year	0.02%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class A
Average Annual Return:
1 Year	11.34%
5 Year	3.39%
10 Year	(0.47%)
Inception Date of Share Class	May 11, 2001
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	11.34%
5 Year	2.99%
10 Year	(0.69%)
Inception Date of Share Class	May 11, 2001
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.37%
5 Year	2.80%
10 Year	(0.46%)
Inception Date of Share Class	May 11, 2001
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class C
Average Annual Return:
1 Year	16.27%
5 Year	3.85%
10 Year	(0.60%)
Inception Date of Share Class	May 11, 2001
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A
Average Annual Return:
1 Year	5.93%
5 Year	0.84%
10 Year	0.83%
Inception Date of Share Class	Feb. 28, 1990
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.82%
5 Year	0.10%
10 Year	0.39%
Inception Date of Share Class	Feb. 28, 1990
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.98%
5 Year	0.70%
10 Year	0.67%
Inception Date of Share Class	Feb. 28, 1990
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class C
Average Annual Return:
1 Year	10.51%
5 Year	1.27%
10 Year	0.67%
Inception Date of Share Class	Jun. 30, 1999
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
Performance Since	(0.49%)	[2]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A
Average Annual Return:
1 Year	10.98%
Performance Since	2.51%	[2]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	10.83%
Performance Since	2.16%	[2]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.32%
Performance Since	2.02%	[2]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class B
Average Annual Return:
1 Year	11.81%
Performance Since	2.73%	[2]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class C
Average Annual Return:
1 Year	15.86%
Performance Since	3.16%	[2]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
Performance Since	(2.30%)	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A
Average Annual Return:
1 Year	5.50%
Performance Since	(6.30%)	[3]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.38%
Performance Since	(6.43%)	[3]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.72%
Performance Since	(5.32%)	[3]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class C
Average Annual Return:
1 Year	10.02%
Performance Since	(5.12%)	[3]
Inception Date of Share Class	Dec. 17, 2007

[1]	Performance Since 9/30/2008
[2]	Performance Since 8/1/2006
[3]	Performance Since 12/17/2007